Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(6)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(3)	Net Income (in thousands)	Ratio of Non-performing Assets to Total Assets(5)
2022	$5,668,955	$1,808,813	$1,888,510	$911,001	$101.46	$105.98	$284,971	0.18%
2021	$5,913,787	$7,102,326	$2,001,319	$2,254,024	$123.26	$117.04	$414,984	0.45%
2020	$4,676,581	$5,511,241	$1,592,222	$1,811,207	$99.09	$87.87	$197,853	0.56%

Named Executive Officers, Footnote [Text Block]	The PEO for each year reported was Rajinder P. Singh.2.The non-PEO NEOs for each year reported were Thomas M. Cornish, Leslie N. Lunak, Rishi Bansal and Jay D. Richards.
PEO Total Compensation Amount	$ 5,668,955	$ 5,913,787	$ 4,676,581
PEO Actually Paid Compensation Amount	1,808,813	7,102,326	5,511,241
Non-PEO NEO Average Total Compensation Amount	1,888,510	2,001,319	1,592,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 911,001	2,254,024	1,811,207
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	6.The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company's NEOs. These amounts reflect the amounts set forth in the "Total" column in the Summary Compensation Table with certain adjustments as shown in the table below. Equity fair values are calculated in accordance with FASB ASC Topic 718 and the valuation assumptions used to calculate equity fair values did not materially differ from those disclosed at the time of grant.

	2022		2021		2020
	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average	PEO	Non-PEO NEOs Average
Total compensation for covered fiscal year from Summary Compensation Table	$5,668,955	$1,888,510	$5,913,787	$2,001,319	$4,676,581	$1,592,222
Deduct: amount reported in "Stock Awards" column of the Summary Compensation Table	$(3,018,821)	$(843,345)	$(2,875,033)	$(809,585)	$(2,500,019)	$(687,097)
Add: Fair Value ("FV") as of Fiscal Year ("FY")-end of equity awards granted during the year that remain outstanding and unvested as of FY-end	$2,053,894	$590,226	$2,450,565	$709,549	$3,073,027	$834,967
Add: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$291,598	$69,333	$345,969	$82,272	$475,686	$113,105
Add: change as of end of FY in FV of equity awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,338,685)	$(354,766)	$792,520	$214,780	$(120,968)	$(16,284)
Add: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(260,333)	$(61,448)	$474,518	$55,689	$(93,066)	$(25,706)
Deduct: FV at the end of the prior FY for equity awards granted in any prior year that failed to meet applicable vesting conditions during FY	$(1,587,795)	$(377,509)	$—	$—	$—	$—
Compensation actually paid	$1,808,813	$911,001	$7,102,326	$2,254,024	$5,511,241	$1,811,207
1.The Company does not have a defined benefit pension plan.
2.No dividends were paid on unvested equity awards for each year reported.

Total Shareholder Return Amount	$ 101.46	123.26	99.09
Peer Group Total Shareholder Return Amount	105.98	117.04	87.87
Net Income (Loss)	$ 284,971,000	$ 414,984,000	$ 197,853,000
Company Selected Measure Amount | pURE	0.0018	0.0045	0.0056
PEO [Member] | Stock awards per SCT table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,018,821)	$ (2,875,033)	$ (2,500,019)
PEO [Member] | FV of awards granted during the FY and remain outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,053,894	2,450,565	3,073,027
PEO [Member] | FV of awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	291,598	345,969	475,686
PEO [Member] | Change in FV of awards granted in prior year and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,338,685)	792,520	(120,968)
PEO [Member] | Change in FV of awards granted in prior year and vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(260,333)	474,518	(93,066)
PEO [Member] | FV of awards forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,587,795)	0	0
Non-PEO NEO [Member] | Stock awards per SCT table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(843,345)	(809,585)	(687,097)
Non-PEO NEO [Member] | FV of awards granted during the FY and remain outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	590,226	709,549	834,967
Non-PEO NEO [Member] | FV of awards granted during the FY that vested during the FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,333	82,272	113,105
Non-PEO NEO [Member] | Change in FV of awards granted in prior year and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(354,766)	214,780	(16,284)
Non-PEO NEO [Member] | Change in FV of awards granted in prior year and vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,448)	55,689	(25,706)
Non-PEO NEO [Member] | FV of awards forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (377,509)	$ 0	$ 0